Employee Benefits (Details 3) $ in Millions	Dec. 31, 2014 USD ($)
Retirement Plans [Member]
Information about the expected cash flows for retirement and post-retirement plans and impact of the Medicare subsidy
2015, Net payments	$ 84
2016, Net payments	88
2017, Net payments	92
2018, Net payments	96
2019, Net payments	100
2020-2024, Net payments	553
Postretirement Plans [Member]
Information about the expected cash flows for retirement and post-retirement plans and impact of the Medicare subsidy
2015, Gross payments	15
2016, Gross payments	15
2017, Gross payments	15
2018, Gross payments	15
2019, Gross payments	14
2020-2024, Gross payments	52
2015, Retiree Contributions	(5)
2016, Retiree Contributions	(5)
2017, Retiree Contributions	(5)
2018, Retiree Contributions	(5)
2019, Retiree Contributions	(5)
2020-2024, Retiree Contributions	(15)
2015, Medicare subsidy	(1)
2016, Medicare subsidy	(1)
2017, Medicare subsidy	(1)
2018, Medicare subsidy	(1)
2019, Medicare subsidy	(1)
2020-2024, Medicare subsidy	(3)
2015, Net payments	9
2016, Net payments	9
2017, Net payments	9
2018, Net payments	9
2019, Net payments	8
2020-2024, Net payments	$ 34